Post-Employment and Other Long-Term Employees Benefits - Reconciliation for Plan Assets Measured at Fair Value Using Unobservable Inputs (Level 3) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value at beginning of year	$ 477
Foreign currency translation adjustment	0	$ 0
Plan assets at fair value at end of year	552	477
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value at beginning of year	96	102
Contributions (employer and employee)	12	16
Actual return on plan assets	(2)	(3)
Net benefit payments	4	6
Settlements	(8)	(10)
Foreign currency translation adjustment	5	(3)
Plan assets at fair value at end of year	$ 107	$ 96